SUPPLEMENT DATED OCTOBER 31, 1996 TO PROSPECTUS OF:

               CAPSTONE GROWTH FUND, INC. DATED FEBRUARY 29, 1996
              CAPSTONE GOVERNMENT INCOME FUND DATED MARCH 25, 1996
                  CAPSTONE NIKKO JAPAN FUND DATED MARCH 1, 1996
                CAPSTONE NEW ZEALAND FUND DATED FEBRUARY 29, 1996


CHANGE OF NAME AND ADDRESS OF TRANSFER AGENT:

Effective November 1, 1996, the name of Fund/Plan Services, Inc., the Transfer Agent, will be changed to FPS Services, Inc. and the new address will be:

                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

The toll free phone number (800-845-2340) remains unchanged.